Warrants (Tables)	2 Months Ended
Mar. 31, 2024
Warrants [Abstract]
Schedule of Predecessor Warrants Outstanding	The Predecessor warrants outstanding at the beginning and end of the three-month period ending March 31, 2023 and the beginning and end of the period from January 1, 2023 to February 14, 2024, and the Company warrants outstanding at the beginning and end of the period from February 14, 2023 to March 31, 2024 are presented below:
		Preferred Warrants (Predecessor)	Public Warrants (Successor)	Conversion Warrants (Successor)	Common Warrants (Successor)	Series A Preferred Warrants (Successor)	Weighted average exercise price	Weighted average remaining life
12/31/2022	Balance December 31, 2022	1,849,638	-	-	-	-	$1.76	1.87
3/31/2023	Balance March 31, 2023	1,849,638	-	-	-	-	$1.76	1.63
12/31/2023	Balance December 31, 2023	1,849,638	-	-	-	-	$1.76	0.87
2/13/2024	Balance February 13, 2024	-	-	-	-	-	$1.76	0.75
2/14/2024	Balance February 14, 2024	-	9,222,504	324,999	612,746	2,500	$11.56	4.78
3/31/2024	Balance March 31, 2024	-	9,222,504	324,999	612,746	2,500	$11.56	4.65